Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Taxation
Schedule of income tax expenses and benefits

	For the year ended December 31,
	2020			2021			2022
	International	PRC		International	PRC		International	PRC
	entities	entities	Total	entities	entities	Total	entities	entities	Total
	US$	US$	US$	US$	US$	US$	US$	US$	US$
Income/(loss) before income tax expenses	—	—	—	(1,826)	(2,265)	(4,091)	(14,358)	1,574	(12,784)
Current income tax expenses	—	—	—	48	—	48	50	—	50
Deferred income tax expenses/(benefits)	—	—	—	52	—	52	10	—	10
Income tax expenses/(benefits)	—	—	—	100	—	100	60	—	60

Schedule of combined effects of income tax exemption and reduction available to the Group

	Year Ended December 31,
	2020	2021	2022
Tax holiday effect	—	—	—
Basic and diluted loss per share effect	—	0.00	0.00

Schedule of reconciliation of differences between PRC statutory tax rate and effective tax rate

	As of December 31,
	2020	2021	2022
PRC statutory tax rate	—	25%	25%
Effect on tax rates in different tax jurisdiction	—	(2.68)%	(15.40)%
Effect on tax holiday	—	(0.01)%	0.00%
Changes in valuation allowance	—	(17.26)%	(5.69)%
Permanent book-tax differences—non-deductible expenses	—	(7.49)%	(4.38)%
Effective tax rate	—	(2.44)%	(0.47)%

Schedule of significant components of deferred tax assets and deferred tax liabilities

	As of December 31,
	2021	2022
	US$	US$
Deferred tax assets
Tax loss carryforwards	3,715	4,763
Defined benefits liabilities	38	24
Accruals and other liabilities	1	2
Share-based compensation	(83)	(39)
Less: Valuation allowance	(3,633)	(4,361)
Total deferred tax assets, net	38	389

Deferred tax liabilities
Unrealized foreign exchange gain	—	(109)
Contract costs related assets	—	(364)
Total deferred tax liabilities	—	(473)
Net deferred tax asset/(liabilities )	38	(84)

Schedule of movement of valuation allowance

	For the year ended December 31,
	2020	2021	2022
	US$	US$	US$
Balance at beginning of the year	—	—	(3,633)
Provision	—	(3,633)	(1,259)
Current period reversal	—	—	531
Balance at end of the year	—	(3,633)	(4,361)